SCHEDULE OF SEGMENT REVENUE (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Sales to external customers	$ 108,167	¥ 786,068	¥ 619,676	$ 192,378	¥ 1,365,865	¥ 724,073
Cost of revenue	(93,046)	(676,187)	(524,393)	(164,150)	(1,165,446)	(596,928)
Gross profit	$ 15,121	109,881	95,283	$ 28,228	200,419	127,145
Continuing Operations [Member]
Sales to external customers		786,068	619,676		1,365,865	724,073
Cost of revenue		(676,187)	(524,393)		(1,165,446)	(596,928)
Gross profit		¥ 109,881	¥ 95,283		¥ 200,419	¥ 127,145
Gross profit %	14.00%	14.00%	15.40%	14.70%	14.70%	17.60%
Continuing Operations [Member] | Vocational Education [Member]
Sales to external customers		¥ 32,875	¥ 76,732		¥ 146,372	¥ 65,709
Cost of revenue		(16,798)	(49,148)		(103,708)	(32,524)
Gross profit		¥ 16,077	¥ 27,584		¥ 42,664	¥ 33,185
Gross profit %	48.90%	48.90%	35.90%	29.10%	29.10%	50.50%
Continuing Operations [Member] | HR Recruitment [Member]
Sales to external customers		¥ 12,243	¥ 35,419		¥ 61,665	¥ 104,896
Cost of revenue		(5,568)	(15,101)		(11,385)	(51,408)
Gross profit		¥ 6,675	¥ 20,318		¥ 50,280	¥ 53,488
Gross profit %	54.50%	54.50%	57.40%	81.50%	81.50%	51.00%
Continuing Operations [Member] | Employee Management [Member]
Sales to external customers		¥ 683,138	¥ 452,066		¥ 1,029,360	¥ 525,101
Cost of revenue		(611,925)	(417,780)		(946,543)	(497,808)
Gross profit		¥ 71,213	¥ 34,286		¥ 82,817	¥ 27,293
Gross profit %	10.40%	10.40%	7.60%	8.00%	8.00%	5.20%
Continuing Operations [Member] | Market Service [Member]
Sales to external customers		¥ 57,812	¥ 55,459		¥ 128,468	¥ 28,367
Cost of revenue		(41,896)	(42,364)		(103,810)	(15,188)
Gross profit		¥ 15,916	¥ 13,095		¥ 24,658	¥ 13,179
Gross profit %	27.50%	27.50%	23.60%	19.20%	19.20%	46.50%
Discontinued Operations [Member]
Sales to external customers					¥ 52,182	¥ 47,221
Cost of revenue					(26,364)	(23,170)
Gross profit					¥ 25,818	¥ 24,051
Gross profit %				49.50%	49.50%	50.90%
Discontinued Operations [Member] | Vocational Education [Member]
Sales to external customers					¥ 32,659	¥ 2,954
Cost of revenue					(20,758)	(1,844)
Gross profit					¥ 11,901	¥ 1,110
Gross profit %				36.40%	36.40%	37.60%
Discontinued Operations [Member] | HR Recruitment [Member]
Sales to external customers					¥ 13,814	¥ 6,095
Cost of revenue					(752)	(77)
Gross profit					¥ 13,062	¥ 6,018
Gross profit %				94.60%	94.60%	98.70%
Discontinued Operations [Member] | Employee Management [Member]
Sales to external customers					¥ 4,477	¥ 38,172
Cost of revenue					(4,854)	(21,249)
Gross profit					¥ (377)	¥ 16,923
Gross profit %				(8.40%)	(8.40%)	44.30%
Discontinued Operations [Member] | Market Service [Member]
Sales to external customers					¥ 1,232
Cost of revenue
Gross profit					¥ 1,232
Gross profit %				100.00%	100.00%